NOTES PAYABLE CURRENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
NOTES PAYABLE - CURRENT (Tables)
Demand note payable, 10%, secured by software	$ 12,500	$ 12,500
Convertible promissory note, 8%, due November 3, 2022 (B)	448,000	0
Convertible notes payable, 6%	150,000	150,000
Notes payable, current	610,500	162,500
Less: Deferred financing costs (B)	58,300	0
Debt discounts - warrants (B)	168,377	0
Notes payable	$ 383,823	$ 162,500